Lease	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Lease
6.	Lease
The Company leased office space in Newark, California under a cancelable operating lease agreement, which was terminated in December 2021.
In November 2021, the Company executed a noncancelable operating lease for approximately 9,091 square feet of office space in Hayward, California to serve as its headquarters. The lease will expire in October 2025 and there is no option to renew for an additional term. The Company is obligated to pay, on a pro-rata
basis, real estate taxes and operating costs related to the premises.
The lease cost for the three and six months ended June 30, 2022 and 2021 are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$51	$—	$101	$—
Short term lease cost	6	3	11	9

Total lease cost	$57	$3	$112	$9

The Company’s weighted average remaining lease term and weighted average discount rate as of June 30, 2022 is shown below:

Remaining lease term (in years)	3.25
Discount rate	6.0%
Cash paid for amounts included in the measurement of operating lease liabilities were $50 thousand and $88 thousand for the three and six months ended June 30, 2022, respectively, which is included in operating activities in the consolidated statement of operations. There were no amounts paid for operating lease liabilities during the three and six months ended June 30, 2021, as the operating lease was not in effect at that time.
Future minimum maturities of lease liabilities recognized on the condensed balance sheets as of June 30, 2022 are as follows (in thousands):

Fiscal Year
Remainder of 2022	$101
2023	206
2024	210
2025	178

Total minimum lease payments	695
Less imputed interest	(64)

Present value of lease payments	$631